INCOME TAX - Net operating losses expiring various years (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
Canada
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	$ 7,999,236
Canada | 2043
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	1,915,434
Canada | 2044
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	2,938,612
Canada | 2045
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	2,224,393
Canada | 2046
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	920,797
Bolivia
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	6,962,881
Bolivia | 2027
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	1,262,008
Bolivia | 2028
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	1,750,762
Bolivia | 2029
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	1,928,247
Bolivia | 2030
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	809,750
Bolivia | 2031
NET OPERATING LOSSES EXPIRING IN VARIOUS YEARS
Net operating losses	$ 1,212,114